Stockholders' Equity - Summary of Warrants Outstanding (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2016	Jun. 02, 2015
Class of Warrant or Right [Line Items]
Number of Shares Underlying Warrants	1,300,464
Warrants With Exercise Price $39.00 [Member]
Class of Warrant or Right [Line Items]
Exercise prices	$ 39.0
Number of Shares Underlying Warrants	462
Expiration	Apr. 27, 2017
Warrants With Exercise Price $5.20 [Member]
Class of Warrant or Right [Line Items]
Exercise prices	$ 5.2	$ 5.20
Number of Shares Underlying Warrants	1,300,002
Expiration	Jun. 02, 2020